13 OTHER PAYABLES (Details 5) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
OtherPayablesLineItems [Line Items]
Leases	R$ 1,501,960
Present value adjustment - Leases	(1,027,570)
Total lease liabilities	474,390	R$ 640,989
Less Than One Year [Member]
OtherPayablesLineItems [Line Items]
Leases	86,062
Present value adjustment - Leases	(51,022)
Total lease liabilities	35,040
Between one and five years [member]
OtherPayablesLineItems [Line Items]
Leases	319,162
Present value adjustment - Leases	(229,417)
Total lease liabilities	89,745
Over five years [member]
OtherPayablesLineItems [Line Items]
Leases	1,096,736
Present value adjustment - Leases	(747,131)
Total lease liabilities	R$ 349,605